Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Other Current Assets
Schedule of other current assets
	March 31, 2021	June 30, 2020
Prepaid advertising costs	$222,186	$398,045
Vendor deposits – Other	$29,526	$40
TOTAL	$251,712	$398,085

	June 30, 2020	June 30, 2019
Prepaid advertising costs	$398,045	$-
Vendor deposits – Other	$40	$1,000
TOTAL	$398,085	$1,000